Segmentation of key figures (Details 11) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Profit sharing income	$ 835	$ 734	$ 877
Royalty income	300	147	188
Milestone income	50	231	173
Other	54	67	28
Other revenues	1,239	1,179	1,266
Innovative Medicines
Disclosure of operating segments [line items]
Profit sharing income	835	732	874
Royalty income	107	104	162
Milestone income	39	201	128
Other	37	55	24
Sandoz
Disclosure of operating segments [line items]
Profit sharing income	0	2	3
Royalty income	25	19	10
Milestone income	11	30	45
Other	17	12	4
Corporate
Disclosure of operating segments [line items]
Royalty income	168	24	16
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Other revenues	1,018	1,092	1,188
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Other revenues	53	63	62
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Other revenues	$ 168	$ 24	$ 16